Income Taxes - Schedule of Unrecognized Tax Losses, Deductible Temporary Differences, and Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unrecognized Tax Losses Deductible Temporary Differences And Tax Credits [Abstract]
Non-capital losses	$ 116,601	$ 114,700
Mineral properties, plant and equipment, exploration and evaluation	38,082	328
Share issuance costs	2,826	4,422
Provision for reclamation and closure	11,329
Other	5,709
Unrecognized tax losses, deductible temporary differences, and tax credits	$ 174,547	$ 119,450